Share-Based Payments - Valuation Inputs For Options Granted (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free rate	3.93%
Expected volatility	54.98%
Expected dividends	0.00%	0.00%	0.00%
Expense from share-based payment transactions with employees	£ 32,045,000	£ 34,678,000	£ 31,058,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 0.00	£ 0.00	£ 0.00
Fair value of option (in gbp per share)	£ 8.39	£ 20.77	£ 33.56
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share)	£ 16.67	£ 39.02	£ 55.05
Risk free rate		4.49%	4.23%
Expected volatility		50.10%	50.36%
Fair value of option (in gbp per share)	£ 28.85	£ 56.41	£ 72.71